CRITICAL ACCOUNTING JUDGMENTS AND KEY SOURCES OF ESTIMATION UNCERTAINTY (Tables)	12 Months Ended
Dec. 31, 2023
Critical Accounting Judgments And Key Sources Of Estimation Uncertainty [Abstract]
Schedule of Estimated Useful Life for Property Plant and Equipment and Other Intangible Assets
The following is the estimated useful life for each component of property, plant and equipment and intangible assets:

Useful life
Fields	50 to 100 years
Quarries - Stripping cost	Based on estimated tons
Buildings	10 to 50 years
Machinery	10 to 35 years
Furniture and fixtures	5 to 10 years
Tools	5 years
Software	5 years
Transportation and load vehicles	4 to 32 years